Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies [Abstract]
Schedule of Milestone Payments that the Group is Required to Pay up to Different Achievements	The aggregate amount of the milestone payments that the Group is required to pay up to different achievements of conditions and milestones for all the license agreements signed as of September 30, 2025 are as below:
Amount
(unaudited)
Drug molecules: up to the conditions and milestones of
From entering phase 1 to before first commercial sale	920,000
First commercial sale	800,000
Net sales amount more than certain threshold in a year	7,000,000
Subtotal	$8,720,000
The aggregate amounts of the contingent milestone payments that the Group is required to pay up to different achievements of conditions and milestones under all license agreements in effect as of December 31, 2024 are below:
Amount
Drug molecules: up to the conditions and milestones of
Preclinical to IND filing	$30,000
From entering phase 1 to before first commercial sale	2,120,000
First commercial sale	1,600,000
Net sales amount more than certain threshold in a year	14,000,000
Subtotal	$17,750,000

Diagnostics technology: up to the conditions and milestones of
Before FDA approval	$146,417
$17,896,417